                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  03/31/2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Community First
                 -------------------------------
   Address:      520 Main Avenue
                 -------------------------------
                 Fargo, ND 58124
                 -------------------------------

                 -------------------------------

Form 13F File Number:  28-10086
                       ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Stibbe
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   701-293-2281
         -------------------------------

Signature, Place, and Date of Signing:

           John Stibbe                    Fargo, ND        04/14/2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 115
                                        --------------------

Form 13F Information Table Value Total: $ 110,430
                                        --------------------
                                            (thousands)

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE

                                         TITLE
  NAME OF ISSUER                         OF CLASS                     VALUE              SHARES/      SH/ PUT/
  SECURITY NAME                          SUBCLASS              CUSIP       (X $1000)     PRN AMOUNT   PRN CALL
  Abbott Laboratories                    Large Cap Stock       002824100          1304        31732   SH
  Abbott Laboratories                    Large Cap Stock       002824100            34          832   SH
  American Express Company               Large Cap Stock       025816109          2776        53540   SH
  American Express Company               Large Cap Stock       025816109            41          783   SH
  American International Group           Large Cap Stock       026874107          1965        27541   SH
  American International Group           Large Cap Stock       026874107            29          406   SH
  Amgen, Inc.                            Large Cap Stock       031162100          1988        34184   SH
  Amgen, Inc.                            Large Cap Stock       031162100            41          710   SH
  Automatic Data Processing Inc          Large Cap Stock       053015103          1638        38995   SH
  Automatic Data Processing Inc          Large Cap Stock       053015103            23          536   SH
  Avon Products, Inc.                    Large Cap Stock       054303102          1579        20817   SH
  Avon Products, Inc.                    Large Cap Stock       054303102            20          259   SH
  Bank of America Corporation            Large Cap Stock       060505104          1858        22950   SH
  Bank of America Corporation            Large Cap Stock       060505104            31          382   SH
  Bank of New York, Inc.                 Large Cap Stock       064057102          1620        51438   SH
  Bank of New York, Inc.                 Large Cap Stock       064057102            20          628   SH
  Bellsouth Corporation                  Large Cap Stock       079860102           268         9692   SH
  Cisco Systems, Inc.                    Large Cap Stock       17275R102          2611       110764   SH
  Cisco Systems, Inc.                    Large Cap Stock       17275R102            41         1751   SH
  Citigroup Inc.                         Large Cap Stock       172967101          2309        44667   SH
  Citigroup Inc.                         Large Cap Stock       172967101            55         1055   SH
  Community First Bankshares, Inc.       Large Cap Stock       203902101          3353       104336   SH
  Community First Bankshares, Inc.       Large Cap Stock       203902101           161         5000   SH
  Danaher Corporation                    Large Cap Stock       235851102          3214        34420   SH
  Danaher Corporation                    Large Cap Stock       235851102            42          451   SH
  Dell Inc                               Large Cap Stock       24702R101          2956        87933   SH
  Dell Inc                               Large Cap Stock       24702R101            46         1382   SH
  Walt Disney Company                    Large Cap Stock       254687106           941        37670   SH
  Walt Disney Company                    Large Cap Stock       254687106            24          978   SH
  Dominion Res Inc                       Large Cap Stock       25746U109          2323        36121   SH
  Dominion Res Inc                       Large Cap Stock       25746U109            30          460   SH
  Du Pont ( E. I. ) De Nemours           Large Cap Stock       263534109          2018        47788   SH
  Du Pont ( E. I. ) De Nemours           Large Cap Stock       263534109            27          645   SH
  EMC Corp/Mass                          Large Cap Stock       268648102           976        71713   SH
  EMC Corp/Mass                          Large Cap Stock       268648102            13          978   SH
  Exxon Mobil Corporation                Large Cap Stock       30231G102          3493        83981   SH
  Exxon Mobil Corporation                Large Cap Stock       30231G102           307         7374   SH
  FleetBoston Financial                  Large Cap Stock       339030108          1017        22652   SH
  FleetBoston Financial                  Large Cap Stock       339030108            15          323   SH
  Forest Labs, Inc.                      Large Cap Stock       345838106          2065        28827   SH
  Forest Labs, Inc.                      Large Cap Stock       345838106            43          605   SH
  Gannett Company, Inc.                  Large Cap Stock       364730101          1703        19319   SH
  Gannett Company, Inc.                  Large Cap Stock       364730101            22          252   SH

  General Dynamics                       Large Cap Stock       369550108          1428        15988   SH
  General Dynamics                       Large Cap Stock       369550108            21          234   SH
  General Electric Company               Large Cap Stock       369604103          2654        86947   SH
  General Electric Company               Large Cap Stock       369604103            62         2029   SH
  Goldman Sach Group, Inc.               Large Cap Stock       38141G104          2709        25964   SH
  Goldman Sach Group, Inc.               Large Cap Stock       38141G104            34          323   SH
  ITT Industries, Inc.                   Large Cap Stock       450911102          2349        30768   SH
  ITT Industries, Inc.                   Large Cap Stock       450911102            30          396   SH
  Intel Corporation                      Large Cap Stock       458140100          2588        95136   SH
  Intel Corporation                      Large Cap Stock       458140100            53         1944   SH
  International Paper Company            Large Cap Stock       460146103           960        22716   SH
  International Paper Company            Large Cap Stock       460146103            12          290   SH
  Investors Real Estate Trust            Large Cap Stock       461730103           122        12497   SH
  I Shares                               Small Cap Stock       464287655           523         4450   SH
  J P Morgan Chase & Co                  Large Cap Stock       46625H100          2040        48637   SH
  J P Morgan Chase & Co                  Large Cap Stock       46625H100            84         1995   SH
  Kmart                                  Large Cap Stock       482MMI9V9             0        20000   SH
  Keycorp                                Large Cap Stock       493267108           674        22246   SH
  Eli Lilly & Company                    Large Cap Stock       532457108          2222        33219   SH
  Eli Lilly & Company                    Large Cap Stock       532457108            31          461   SH
  Lowes Companies, Inc.                  Large Cap Stock       548661107          1426        25403   SH
  Lowes Companies, Inc.                  Large Cap Stock       548661107            18          325   SH
  MBIA, Inc.                             Large Cap Stock       55262C100          1885        30059   SH
  MBIA, Inc.                             Large Cap Stock       55262C100            25          400   SH
  Mass Mutual Corp Investors             Mutual Funds Co       576292106           201         8365   SH
  Medtronic, Inc.                        Large Cap Stock       585055106          2626        55005   SH
  Medtronic, Inc.                        Large Cap Stock       585055106            49         1021   SH
  Merck & Company, Inc.                  Large Cap Stock       589331107           196         4432   SH
  Merck & Company, Inc.                  Large Cap Stock       589331107            21          479   SH
  Microsoft Corporation                  Large Cap Stock       594918104          2957       118607   SH
  Microsoft Corporation                  Large Cap Stock       594918104            62         2501   SH
  Oracle Corporation                     Large Cap Stock       68389X105          1698       141527   SH
  Oracle Corporation                     Large Cap Stock       68389X105            25         2098   SH
  Pepsico, Inc.                          Large Cap Stock       713448108          2225        41313   SH
  Pepsico, Inc.                          Large Cap Stock       713448108            49          913   SH
  Pfizer, Inc.                           Large Cap Stock       717081103          2877        82085   SH
  Pfizer, Inc.                           Large Cap Stock       717081103            56         1584   SH
  Principal Financial Group              Large Cap Stock       74251V102           226         6350   SH
  Principal Financial Group              Large Cap Stock       74251V102             3           86   SH
  Procter & Gamble                       Large Cap Stock       742718109          1880        17929   SH
  Procter & Gamble                       Large Cap Stock       742718109            67          635   SH
  Qualcomm, Inc.                         Large Cap Stock       747525103          1456        21960   SH
  Qualcomm, Inc.                         Large Cap Stock       747525103            18          276   SH
  S B C Communications, Inc.             Large Cap Stock       78387G103           325        13258   SH
  S B C Communications, Inc.             Large Cap Stock       78387G103            62         2517   SH
  Schlumberger Limited                   Large Cap Stock       806857108           984        15406   SH
  Schlumberger Limited                   Large Cap Stock       806857108            19          302   SH
  Staples, Inc.                          Large Cap Stock       855030102          2488        98255   SH
  Staples, Inc.                          Large Cap Stock       855030102            39         1528   SH
  Target Corporation                     Large Cap Stock       87612E106          2177        48329   SH
  Target Corporation                     Large Cap Stock       87612E106            31          698   SH
  Texas Instruments, Inc.                Large Cap Stock       882508104           978        33486   SH
  Texas Instruments, Inc.                Large Cap Stock       882508104            20          697   SH
  UST, Inc.                              Large Cap Stock       902911106           318         8800   SH
  U S Bancorp                            Large Cap Stock       902973304           561        20276   SH
  United Technologies Corporation        Large Cap Stock       913017109          3125        36213   SH

  United Technologies Corporation        Large Cap Stock       913017109            44          513   SH
  Veritas Software Corporation           Large Cap Stock       923436109           826        30700   SH
  Veritas Software Corporation           Large Cap Stock       923436109            12          436   SH
  Verizon Communications                 Large Cap Stock       92343V104          3083        84364   SH
  Verizon Communications                 Large Cap Stock       92343V104            41         1125   SH
  Viacom, Inc.                           Large Cap Stock       925524308          2303        58743   SH
  Viacom, Inc.                           Large Cap Stock       925524308            55         1415   SH
  Wal-Mart Stores                        Large Cap Stock       931142103          2282        38238   SH
  Wal-Mart Stores                        Large Cap Stock       931142103            32          543   SH
  Walgreen Company                       Large Cap Stock       931422109          1441        43730   SH
  Walgreen Company                       Large Cap Stock       931422109            21          626   SH
  Wells Fargo & Company                  Large Cap Stock       949746101          3520        62109   SH
  Wells Fargo & Company                  Large Cap Stock       949746101            49          869   SH
  Xcel Energy Inc.                       Large Cap Stock       98389B100           208        11663   SH
  Noble Corporation                      Large Cap Stock       G65422100          1683        43805   SH
  Noble Corporation                      Large Cap Stock       G65422100            21          549   SH

  NAME OF ISSUER                     INVSTMT OTHER         VOTING AUTHORITY
  SECURITY NAME                      DISCRTN MANAGERS      SOLE         SHARED       NONE
  Abbott Laboratories                SOLE                  31330
  Abbott Laboratories                SOLE                                            402
  Abbott Laboratories                OTHER                 810
  Abbott Laboratories                OTHER                                           22
  American Express Company           SOLE                  52852
  American Express Company           SOLE                                            688
  American Express Company           OTHER                 685
  American Express Company           OTHER                                           98
  American International Group       SOLE                  27174
  American International Group       SOLE                                            367
  American International Group       OTHER                 358
  American International Group       OTHER                                           48
  Amgen, Inc.                        SOLE                  33761
  Amgen, Inc.                        SOLE                                            423
  Amgen, Inc.                        OTHER                 624
  Amgen, Inc.                        OTHER                                           86
  Automatic Data Processing Inc      SOLE                  38481
  Automatic Data Processing Inc      SOLE                                            514
  Automatic Data Processing Inc      OTHER                 511
  Automatic Data Processing Inc      OTHER                                           25
  Avon Products, Inc.                SOLE                  20553
  Avon Products, Inc.                SOLE                                            264
  Avon Products, Inc.                OTHER                 259
  Bank of America Corporation        SOLE                  22665
  Bank of America Corporation        SOLE                                            285
  Bank of America Corporation        OTHER                 382
  Bank of New York, Inc.             SOLE                  50803
  Bank of New York, Inc.             SOLE                                            635
  Bank of New York, Inc.             OTHER                 628
  Bellsouth Corporation              SOLE                  5692
  Bellsouth Corporation              SOLE                                            4000
  Cisco Systems, Inc.                SOLE                  109142
  Cisco Systems, Inc.                SOLE                                            1622
  Cisco Systems, Inc.                OTHER                 1633
  Cisco Systems, Inc.                OTHER                                           118
  Citigroup Inc.                     SOLE                  44109

  Citigroup Inc.                     SOLE                                            558
  Citigroup Inc.                     OTHER                 951
  Citigroup Inc.                     OTHER                                           104
  Community First Bankshares, Inc.   SOLE                  3150
  Community First Bankshares, Inc.   SOLE                                            101186
  Community First Bankshares, Inc.   OTHER                                           5000
  Danaher Corporation                SOLE                  33975
  Danaher Corporation                SOLE                                            445
  Danaher Corporation                OTHER                 451
  Dell Inc                           SOLE                  86787
  Dell Inc                           SOLE                                            1146
  Dell Inc                           OTHER                 1166
  Dell Inc                           OTHER                                           216
  Walt Disney Company                SOLE                  37101
  Walt Disney Company                SOLE                                            569
  Walt Disney Company                OTHER                 803
  Walt Disney Company                OTHER                                           175
  Dominion Res Inc                   SOLE                  35661
  Dominion Res Inc                   SOLE                                            460
  Dominion Res Inc                   OTHER                 460
  Du Pont ( E. I. ) De Nemours       SOLE                  47187
  Du Pont ( E. I. ) De Nemours       SOLE                                            601
  Du Pont ( E. I. ) De Nemours       OTHER                 591
  Du Pont ( E. I. ) De Nemours       OTHER                                           54
  EMC Corp/Mass                      SOLE                  70962
  EMC Corp/Mass                      SOLE                                            751
  EMC Corp/Mass                      OTHER                 893
  EMC Corp/Mass                      OTHER                                           85
  Exxon Mobil Corporation            SOLE                  78720
  Exxon Mobil Corporation            SOLE                                            5261
  Exxon Mobil Corporation            OTHER                 1529
  Exxon Mobil Corporation            OTHER                                           5845
  FleetBoston Financial              SOLE                  22354
  FleetBoston Financial              SOLE                                            298
  FleetBoston Financial              OTHER                 291
  FleetBoston Financial              OTHER                                           32
  Forest Labs, Inc.                  SOLE                  28444
  Forest Labs, Inc.                  SOLE                                            383
  Forest Labs, Inc.                  OTHER                 537
  Forest Labs, Inc.                  OTHER                                           68
  Gannett Company, Inc.              SOLE                  19068
  Gannett Company, Inc.              SOLE                                            251
  Gannett Company, Inc.              OTHER                 252
  General Dynamics                   SOLE                  15776
  General Dynamics                   SOLE                                            212
  General Dynamics                   OTHER                 214
  General Dynamics                   OTHER                                           20
  General Electric Company           SOLE                  85288
  General Electric Company           SOLE                                            1659
  General Electric Company           OTHER                 1937
  General Electric Company           OTHER                                           92
  Goldman Sach Group, Inc.           SOLE                  25637
  Goldman Sach Group, Inc.           SOLE                                            327
  Goldman Sach Group, Inc.           OTHER                 323
  ITT Industries, Inc.               SOLE                  30378
  ITT Industries, Inc.               SOLE                                            390

  ITT Industries, Inc.               OTHER                 396
  Intel Corporation                  SOLE                  93111
  Intel Corporation                  SOLE                                            2025
  Intel Corporation                  OTHER                 1855
  Intel Corporation                  OTHER                                           89
  International Paper Company        SOLE                  22419
  International Paper Company        SOLE                                            297
  International Paper Company        OTHER                 290
  Investors Real Estate Trust        SOLE                  2337
  Investors Real Estate Trust        SOLE                                            10160
  I Shares                           SOLE                  4450
  J P Morgan Chase & Co              SOLE                  48005
  J P Morgan Chase & Co              SOLE                                            632
  J P Morgan Chase & Co              OTHER                 620
  J P Morgan Chase & Co              OTHER                                           1375
  Kmart                              SOLE                  20000
  Keycorp                            SOLE                  22246
  Eli Lilly & Company                SOLE                  32824
  Eli Lilly & Company                SOLE                                            395
  Eli Lilly & Company                OTHER                 393
  Eli Lilly & Company                OTHER                                           68
  Lowes Companies, Inc.              SOLE                  25087
  Lowes Companies, Inc.              SOLE                                            316
  Lowes Companies, Inc.              OTHER                 325
  MBIA, Inc.                         SOLE                  29674
  MBIA, Inc.                         SOLE                                            385
  MBIA, Inc.                         OTHER                 381
  MBIA, Inc.                         OTHER                                           19
  Mass Mutual Corp Investors         OTHER                 8365
  Medtronic, Inc.                    SOLE                  54383
  Medtronic, Inc.                    SOLE                                            622
  Medtronic, Inc.                    OTHER                 926
  Medtronic, Inc.                    OTHER                                           95
  Merck & Company, Inc.              SOLE                  4404
  Merck & Company, Inc.              SOLE                                            28
  Merck & Company, Inc.              OTHER                 420
  Merck & Company, Inc.              OTHER                                           59
  Microsoft Corporation              SOLE                  117149
  Microsoft Corporation              SOLE                                            1458
  Microsoft Corporation              OTHER                 2235
  Microsoft Corporation              OTHER                                           266
  Oracle Corporation                 SOLE                  139684
  Oracle Corporation                 SOLE                                            1843
  Oracle Corporation                 OTHER                 1877
  Oracle Corporation                 OTHER                                           221
  Pepsico, Inc.                      SOLE                  40642
  Pepsico, Inc.                      SOLE                                            671
  Pepsico, Inc.                      OTHER                 737
  Pepsico, Inc.                      OTHER                                           176
  Pfizer, Inc.                       SOLE                  81018
  Pfizer, Inc.                       SOLE                                            1067
  Pfizer, Inc.                       OTHER                 1473
  Pfizer, Inc.                       OTHER                                           111
  Principal Financial Group          SOLE                  6293
  Principal Financial Group          SOLE                                            57
  Principal Financial Group          OTHER                 40

  Principal Financial Group          OTHER                                           46
  Procter & Gamble                   SOLE                  17711
  Procter & Gamble                   SOLE                                            218
  Procter & Gamble                   OTHER                 600
  Procter & Gamble                   OTHER                                           35
  Qualcomm, Inc.                     SOLE                  21672
  Qualcomm, Inc.                     SOLE                                            288
  Qualcomm, Inc.                     OTHER                 267
  Qualcomm, Inc.                     OTHER                                           9
  S B C Communications, Inc.         SOLE                  6150
  S B C Communications, Inc.         SOLE                                            7108
  S B C Communications, Inc.         OTHER                 2371
  S B C Communications, Inc.         OTHER                                           146
  Schlumberger Limited               SOLE                  15210
  Schlumberger Limited               SOLE                                            196
  Schlumberger Limited               OTHER                 295
  Schlumberger Limited               OTHER                                           7
  Staples, Inc.                      SOLE                  97016
  Staples, Inc.                      SOLE                                            1239
  Staples, Inc.                      OTHER                 1262
  Staples, Inc.                      OTHER                                           266
  Target Corporation                 SOLE                  47712
  Target Corporation                 SOLE                                            617
  Target Corporation                 OTHER                 590
  Target Corporation                 OTHER                                           108
  Texas Instruments, Inc.            SOLE                  33046
  Texas Instruments, Inc.            SOLE                                            440
  Texas Instruments, Inc.            OTHER                 627
  Texas Instruments, Inc.            OTHER                                           70
  UST, Inc.                          SOLE                  8800
  U S Bancorp                        SOLE                  7559
  U S Bancorp                        SOLE                                            12717
  United Technologies Corporation    SOLE                  35745
  United Technologies Corporation    SOLE                                            468
  United Technologies Corporation    OTHER                 470
  United Technologies Corporation    OTHER                                           43
  Veritas Software Corporation       SOLE                  30302
  Veritas Software Corporation       SOLE                                            398
  Veritas Software Corporation       OTHER                 413
  Veritas Software Corporation       OTHER                                           23
  Verizon Communications             SOLE                  80460
  Verizon Communications             SOLE                                            3904
  Verizon Communications             OTHER                 1093
  Verizon Communications             OTHER                                           32
  Viacom, Inc.                       SOLE                  57978
  Viacom, Inc.                       SOLE                                            765
  Viacom, Inc.                       OTHER                 847
  Viacom, Inc.                       OTHER                                           568
  Wal-Mart Stores                    SOLE                  37778
  Wal-Mart Stores                    SOLE                                            460
  Wal-Mart Stores                    OTHER                 437
  Wal-Mart Stores                    OTHER                                           106
  Walgreen Company                   SOLE                  43154
  Walgreen Company                   SOLE                                            576
  Walgreen Company                   OTHER                 552
  Walgreen Company                   OTHER                                           74

  Wells Fargo & Company              SOLE                  61555
  Wells Fargo & Company              SOLE                                            554
  Wells Fargo & Company              OTHER                 847
  Wells Fargo & Company              OTHER                                           22
  Xcel Energy Inc.                   SOLE                  7263
  Xcel Energy Inc.                   SOLE                                            4400
  Noble Corporation                  SOLE                  43265
  Noble Corporation                  SOLE                                            540
  Noble Corporation                  OTHER                 549